Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure	Commitment and Contingencies
Legal Matters
The Company is periodically involved in litigation and various legal matters that arise in the normal course of business. Such matters are subject to many uncertainties and outcomes which are not predictable. At the current time, the Company does not believe that any legal matters could have a material adverse effect on its financial position or future results of operations and therefore has not recorded any reserves in relation thereto as of December 31, 2020.
Capital Commitments
The Company is a party to agreements to purchase and install exhaust gas cleaning systems for its vessels, of which approximately $30.2 million, related to 13 vessels, remained unpaid at December 31, 2020.
Time chartered-in vessels
The Company time charters-in five vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Kamsarmax	2019	81,100	China	Variable	10-Mar-21
Kamsarmax	2019	81,100	China	Variable	7-Apr-21
Kamsarmax	2018	82,000	China	$12,500	25-June-21
Kamsarmax	2018	81,100	China	Variable	13-Jul-21
Kamsarmax	2015	81,100	China	Variable	22-Jul-21
Assuming the Company redelivers the vessels to their owners on the earliest redelivery date, as expected, and based on the variable rates in effect at December 31, 2020, the Company estimates that as of December 31, 2020 it would expect to pay $12.6 million in time charter-in fees during 2021 on the above contracts.
Debt
See Note 10, Debt, to the consolidated financial statements for a schedule of debt and financing obligation payments as of December 31, 2020.
Other
There are no material post-employment benefits for our executive officers or directors. By law, our employees in Monaco are entitled to a one-time payment of up to two months’ salary upon retirement if they meet certain minimum service requirements.
As of December 31, 2020, the Company agreed to guarantee certain obligations of certain related parties arising from bunker purchases made through April 2021 on behalf of the vessels we own. The maximum potential amount of future payments at December 31, 2020 is $5.0 million.